Intangible Assets, Net - Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization (Details) - Finite-Lived Intangible Assets [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 8,982,634	$ 9,234,910
Less:
Accumulated amortization	(3,342,924)	(3,429,798)
Impairment	(5,567,801)	(5,724,172)
Intangible assets, net	71,909	80,940
Copyrights of Course Videos [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,652,811	4,783,485
Intellectual Property Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,329,823	$ 4,451,425